INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Jan. 31, 2023
Net operating loss carry forwards	$ 615,083	$ 751,916	$ 397,846
Federal tax, rate	21.00%	21.00%
State tax, rate		5.00%
Deferred tax asset valuation allowance	$ 615,083	$ 751,916	$ 397,846
Valuation allowance description	Company, the net deferred tax assets for 2023 were fully offset by a 100% valuation allowance.
Restatement [Member]
Deferred tax asset valuation allowance		$ 397,846